Lease	12 Months Ended
Dec. 31, 2021
Lease
Lease

14.Lease

The Group has operating leases for office space, warehouses, stores and office equipment that the Group utilizes under lease arrangement. The Group also leases space for two manufacturing facilities which houses production equipment owned by the Company and operated by third-party manufacturers of the Company’s products.

A summary of supplemental information related to operating leases is as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Lease right‑of‑use assets, net	91,743	176,258
Lease liabilities - current portion	45,073	80,582
Lease liabilities - non-current portion	49,448	104,232
Total lease liabilities	94,521	184,814
Weighted average remaining lease term	2.26 years	2.76 years
Weighted average annual discount rate	4.75%	4.75%

A summary of lease cost recognized in the Group’s consolidated statements of comprehensive income/(loss) and supplemental cashflow information related to operating leases is as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2019	December 31, 2020	December 31, 2021
	RMB	RMB	RMB
Operating lease expense	11,432	43,469	74,869
Short‑term lease expense	3,663	1,611	3,174
Total lease cost	15,095	45,080	78,043

14.Lease (Continued)

Supplemental cash flow information for the Group’s leases was as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2019	December 31, 2020	December 31, 2021
	RMB	RMB	RMB
Cash payments for operating lease liabilities, included in operating cash flows	8,882	42,637	68,825
Lease liabilities arising from obtaining right‑of‑use assets	99,986	40,860	152,422

As of December 31, 2021, the remaining lease terms for these operating leases are generally from 1 month to 55 months. The aggregate future minimum rental payments under non-cancelable agreement were as follows:

Rental
RMB
2022	87,859
2023	59,869
2024	22,386
2025	16,852
2026	11,059
Total minimum lease payment	198,025
Less: imputed interest	(13,211)
Total lease liability balance	184,814

As of December 31, 2021, additional operating leases that have not yet commenced were immaterial.